Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregated Revenues

For the years ended December 31, 2023, 2024 and 2025, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2023	2024	2025
Revenue from third parties:
Tuition fees	30,626,298	15,416,740	13,863,581
Course design, development and training	4,766,127	6,839,135	5,101,952
Accommodation	5,963,281	4,032,860	3,580,137
Healthcare support services	-	780,233	2,568,905
Uniforms, learning materials and other campus necessities	2,937,007	2,164,187	2,070,624
Meals	1,925,744	-	986,477
Comprehensive human resource services	653,149	1,263,810	847,756
Rental revenue	746,294	888,470	983,125
Others	2,443,231	660,940	226,875
Subtotal	50,061,131	32,046,375	30,229,432

Revenue from related parties:
Rental revenue	754,285	754,285	377,143
Others	-	-	226,415
Subtotal	754,285	754,285	603,558

Total revenue	50,815,416	32,800,660	30,832,990